Basis of Presentation and Summary of Significant Accounting Policies - Summary Of Restatement Of Statement Of Operations (Detail) - USD ($)	3 Months Ended			4 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Prior Period Adjustment Of Income Statement [Line Items]
Loss from operations	$ (9,988,000)		$ (3,746,000)		$ (17,326,000)	$ (7,222,000)	$ (15,733,000)	$ (9,255,000)
Other (expense) income:
Net loss	$ (9,986,000)		$ (3,667,000)		$ (17,321,000)	$ (6,928,000)	$ (15,424,000)	$ (8,926,000)
Basic and diluted net loss per share	$ (1.53)		$ (0.68)		$ (2.68)	$ (1.31)	$ (2.81)	$ (2.24)
Weighted average shares outstanding, basic and diluted	6,535,917		5,389,336		6,471,023	5,288,692	5,496,316	3,984,247
dMY TECHNOLOGY GROUP, INC. III [Member]
Schedule Of Prior Period Adjustment Of Income Statement [Line Items]
Loss from operations	$ (426,809)			$ (659,837)	$ (4,296,108)
Other (expense) income:
Gain on marketable securities (net), dividends and interest, held in Trust Account	6,545			30,565	53,369
Loss upon issuance of private placement warrants				(7,360,000)
Change in fair value of derivative warrant liabilities	7,510,000			7,525,000	5,715,000		$ 6,300,000
Total other income (expenses)				(15,554,761)
Net loss	(7,930,260)	$ (2,027,442)		(16,214,598)	(9,957,702)
As Previously Reported | dMY TECHNOLOGY GROUP, INC. III [Member]
Schedule Of Prior Period Adjustment Of Income Statement [Line Items]
Loss from operations				(659,837)
Other (expense) income:
Gain on marketable securities (net), dividends and interest, held in Trust Account				30,565
Total other income (expenses)				30,565
Net loss				(629,272)
Restatement Adjustment | dMY TECHNOLOGY GROUP, INC. III [Member]
Other (expense) income:
Financing costs - derivative warrant liabilities				(700,326)
Loss upon issuance of private placement warrants				(7,360,000)
Change in fair value of derivative warrant liabilities				(7,525,000)
Total other income (expenses)				(15,585,326)
Net loss				(15,585,326)
As Restated | dMY TECHNOLOGY GROUP, INC. III [Member]
Schedule Of Prior Period Adjustment Of Income Statement [Line Items]
Loss from operations				(659,837)
Other (expense) income:
Gain on marketable securities (net), dividends and interest, held in Trust Account				30,565
Financing costs - derivative warrant liabilities				(700,326)
Loss upon issuance of private placement warrants				(7,360,000)
Change in fair value of derivative warrant liabilities				(7,525,000)
Total other income (expenses)				(15,554,761)
Net loss				$ (16,214,598)
Common Class A [Member] | dMY TECHNOLOGY GROUP, INC. III [Member]
Other (expense) income:
Net loss	$ 0				$ 0
Basic and diluted net loss per share	$ 0			$ 0.00	$ 0
Weighted average shares outstanding, basic and diluted	30,000,000			30,000,000	30,000,000
Common Class A [Member] | As Previously Reported | dMY TECHNOLOGY GROUP, INC. III [Member]
Other (expense) income:
Weighted average shares outstanding, basic and diluted				30,000,000
Common Class A [Member] | As Restated | dMY TECHNOLOGY GROUP, INC. III [Member]
Other (expense) income:
Weighted average shares outstanding, basic and diluted				30,000,000
Common Class B [Member] | dMY TECHNOLOGY GROUP, INC. III [Member]
Other (expense) income:
Net loss	$ 0			$ 7,200,000	$ 0
Basic and diluted net loss per share	$ (1.06)			$ (1.24)	$ (1.33)
Weighted average shares outstanding, basic and diluted	7,500,000			7,156,250	7,500,000
Common Class B [Member] | As Previously Reported | dMY TECHNOLOGY GROUP, INC. III [Member]
Other (expense) income:
Basic and diluted net loss per share				$ (0.09)
Weighted average shares outstanding, basic and diluted				7,156,250
Common Class B [Member] | As Restated | dMY TECHNOLOGY GROUP, INC. III [Member]
Other (expense) income:
Basic and diluted net loss per share				$ (1.24)
Weighted average shares outstanding, basic and diluted				7,156,250